LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details Textual)						1 Months Ended			3 Months Ended		12 Months Ended		21 Months Ended
	Oct. 31, 2022 USD ($)	Mar. 31, 2019 USD ($) ft²	Jan. 01, 2019 USD ($)	Feb. 01, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2019 USD ($) ft²	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Feb. 28, 2019 ft²	Dec. 01, 2018 ft²
Lessee Capital Lease Term of Contract									3 years		3 years
Capital Leased Assets, Gross		$ 19,754			$ 0				$ 19,754		$ 95,506	$ 0
Interest Expense, Lessee, Assets under Capital Lease									$ 3,495		$ 2,894
Debt Instrument, Interest Rate, Effective Percentage		6.00%							6.00%		6.00%
Finance Lease, Principal Payments									$ 9,884
Operating Lease, Payments			$ 568,268						68,690
Operating Lease, Right-of-Use Asset		$ 512,966	557,212						512,966		$ 0
Deferred Rent Credit, Noncurrent		$ 0	11,056		5,048				$ 0		6,585	5,048
Percentage of finance lease exceeding									75.00%
Area of Land | ft²		5,151		4,248					5,151					9,662	5,151
Operating Leases Rent Expense Net		$ 3,578			$ 3,937	$ 6,224	$ 5,474	$ 4,724
Increase Lease And Rental Expense	$ 12,977	$ 850	11,810	$ 9,598
Operating Leases, Rent Expense			$ 1,500								220,407	144,030	$ 300
Lessee, Operating Lease, Discount Rate			6.00%
Repayments of Debt and Capital Lease Obligations									$ 8,507	$ 0	$ 14,184	$ 23,800
Arizona [Member]
Area of Land | ft²		2,362							2,362
Georgia [Member] | Minimum [Member]
Area of Land | ft²				2,739
Georgia [Member] | Maximum [Member]
Area of Land | ft²				3,831